ACCRUALS AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
ACCRUALS AND OTHER PAYABLES
ACCRUALS AND OTHER PAYABLES

10. ACCRUALS AND OTHER PAYABLES

	As of December 31,	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2.5)
Current:
Staff salaries and welfare payables	43,483	48,604	6,846
Accrued external research and development activities related expenses	264,972	181,232	25,526
Payable due to an affiliate (Note 19)	64,782	35,058	4,938
Accrued Termination fee and other expenses in relation to the disputes with Tracon (Note 14)	161,106	—	—
Non-refundable incentive payment from depositary bank (1)	6,428	9,014	1,270
Payables for purchase of property, equipment and software	7,124	1,226	173
Accrued traveling expenses, office expenses and others	158,677	82,620	11,636
	706,572	357,754	50,389
Non-current:
Non-refundable incentive payment from depositary bank (1)	6,963	751	105
Non-refundable payment received in relation to the exclusive promotion right granted to a third party (2)	10,000	10,000	1,408
Borrowings for supply chain financing (3)	—	58,913	8,298
	16,963	69,664	9,811
Total	723,535	427,418	60,200
(1)

The Group received a non-refundable incentive payment of US$1,857 (equivalent to approximately RMB12,982), US$1,195 (equivalent to approximately RMB8,075) and US$671 (equivalent to approximately RMB4,734) from depositary bank in April 2020, December 2022 and March 2023, respectively. The amount was recorded ratably as other gains over a five-year arrangement period. For the years ended December 31, 2021, 2022 and 2023, the Group has recorded RMB2,395, RMB2,821 and RMB8,569 as other income in the consolidated statements of comprehensive loss, respectively.

(2)

In November 2021, the Group entered into a collaboration agreement with a third party located in China to grant the third party an exclusive right to conduct promotion activities for the TJ202 drug products in designated hospitals after the commercialization of TJ202 in future years. In November 2021, the Group received a non-refundable payment of RMB10,000 from the third party and recorded it as the non-current liabilities in the consolidated balance sheet. This amount will be recorded as the deduction of the selling expenses after the commercialization of TJ202 products.

(3)

In April 2023, the Group entered into an agreement with China Merchants Bank, under which the Group was granted a total credit facility of RMB60,000 for a term of two years to support its payments to suppliers. As of December 31, 2023, the Group placed cash deposits of RMB58,913 with the bank, and the bank paid RMB58,913 to the supplier. The use of such cash deposits is restricted until the Group repay RMB58,913 to the bank in 2025 and is classified as long-term restricted cash. No interest expenses will be charged to the Group.